Bank Premises and Equipment	12 Months Ended
Dec. 31, 2017
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

A summary of bank premises and equipment, by asset classification, at December 31, 2017 and 2016 were as follows:

	Estimated
	useful lives				2017	2016
					(Dollars in Thousands)
Bank buildings and improvements	5	-	40	years	$550,094	$542,063
Furniture, equipment and vehicles	1	-	20	years	289,743	280,586
Land					123,087	125,213
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7	-	27	years	—	—
Less: accumulated depreciation					(448,470)	(420,279)
Bank premises and equipment, net					$514,454	$527,583